Investments in and Advances to Equity Accounted Investments - Narrative (Details) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	Nov. 27, 2017 USD ($) shares	May 31, 2017 USD ($) pool shares	Jan. 31, 2014 USD ($) member shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Aug. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Total principal					$ 942,974	$ 963,247
Number of shares acquiring (in shares) | shares		27,000,000
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	11.30%
Number of shares acquiring (in shares) | shares	27,000,000
Teekay Tanker Operations Limited
Investments in and Advances to Affiliates [Line Items]
Percentage of voting interests acquired		50.00%
Class A | Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Share for share exchange | shares		3.3
Entities Under Common Control | Teekay Tanker Operations Limited
Investments in and Advances to Affiliates [Line Items]
Purchase price of acquisition		$ 39,000
Percentage of voting interests acquired		50.00%					50.00%
Entities Under Common Control | Teekay Tanker Operations Limited | Working Capital
Investments in and Advances to Affiliates [Line Items]
Purchase price of acquisition		$ 13,100
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Ownership percentage					50.00%
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Number of vessels | vessel					1
Total principal					$ 39,900	$ 42,700
Percentage of exposure to loan guarantee					50.00%
High-Q Joint Venture | Joint Venture Interest Rate Derivative
Investments in and Advances to Affiliates [Line Items]
Fixed interest rate					1.47%
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Ownership percentage		11.30%
Investment in equity accounted investment			$ 25,000
Number of board members to elect | member			1
Tanker Investments Ltd. | Maximum
Investments in and Advances to Affiliates [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares			750,000
Tanker Investments Ltd. | Common Stock
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (shares) | shares			2,500,000.0
Tanker Investments Ltd. | Preferred Stock
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (shares) | shares			1
Teekay Tanker Operations Limited
Investments in and Advances to Affiliates [Line Items]
Number of commercially managed tanker pools | pool		4
Percentage of voting interests acquired							50.00%
Teekay Tanker Operations Limited | Teekay Corporation
Investments in and Advances to Affiliates [Line Items]
Equity method investment, remaining ownership percentage		50.00%
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity method investment, other than temporary impairment				$ 28,100
Equity method investment, realized gain (loss) on disposal	$ 1,400